Schedule of investments
Delaware National High-Yield Municipal Bond Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.98%
Education Revenue Bonds — 17.30%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	$ 241,556
144A 5.375% 7/1/53 #	965,000	891,930
144A 5.50% 7/1/58 #	1,115,000	1,040,172
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	2,840,288
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,155,000	1,176,818
144A 6.00% 7/1/47 #	8,995,000	9,046,002
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	737,378
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	909,510
Series A 144A 5.50% 7/1/58 #	1,385,000	1,293,964
(Empower College Prep Project) 144A 6.00% 7/1/49 #	1,000,000	962,060
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,016,800
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	5,000,000	4,371,450
(Odyssey Preparatory Academy Project) 144A 5.00% 7/1/54 #	5,000,000	4,187,550
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,500,000	2,513,025
Arlington, Texas Higher Education Finance Revenue
(KIPP Texas, Inc.) 3.00% 8/15/49 (PSF)	4,000,000	2,938,920
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	181,952
Series A 5.00% 8/15/41	600,000	526,158
Build NYC, New York Resource Revenue
5.00% 11/1/39	1,000,000	750,000
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	1,000,000	1,006,980
144A 5.75% 6/1/62 #	1,000,000	1,001,600
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	554,812
Series A 144A 5.50% 5/1/48 #	1,500,000	1,454,865
NQ- VQ [1123] 0124 (3318286)    1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC, New York Resource Revenue
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,265,000	$ 1,302,267
5.25% 7/1/62	6,355,000	6,496,335
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,238,439
144A 5.75% 2/1/49 #	2,700,000	2,469,150
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	14,090,000	13,856,670
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	33,445,000	38,903,893
Series V-2 2.25% 4/1/51	4,975,000	3,105,693
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	10,000,000	9,617,600
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	3,984,640
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,760,000	5,269,766
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	750,000	704,835
Series A 144A 5.00% 7/1/46 #	2,145,000	1,958,085
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,588,720
California School Finance Authority Revenue
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	748,620
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,500,000	2,507,800
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	982,135
Series A 144A 5.00% 7/1/42 #	860,000	845,664
Series A 144A 5.50% 7/1/62 #	1,000,000	996,770
(John Adams Academies - Obligated Group) Series A 144A 5.125% 7/1/62 #	1,680,000	1,473,511
2    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	$ 1,026,090
Series A 144A 6.375% 6/1/52 #	1,240,000	1,263,213
Series A 144A 6.50% 6/1/62 #	2,300,000	2,345,586
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,749,860
(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	1,425,000	1,353,251
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,563,306
Series A 144A 4.00% 11/1/55 #	2,500,000	1,926,475
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,000,020
Series A 6.00% 10/1/49	720,000	719,921
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,380,285
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,750,000	3,997,725
Capital Trust Agency Educational Facilities Housing Revenue
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	301,145
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,469,420
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	2,625,000	2,265,559
Capital Trust Student Housing Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	7,201,280
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	2,200,000	2,198,614
Chester, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	11,103,720
NQ- VQ [1123] 0124 (3318286)    3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chicago City, Illinois Board of Education Dedicated Capital Improvement Tax
(Dedicated Revenues) 5.75% 4/1/48	5,150,000	$ 5,529,915
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax
5.00% 4/1/45	1,665,000	1,704,777
(Dedicated Revenues) 5.00% 4/1/41	2,000,000	2,073,800
City of Burbank, Illinois
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	3,870,400
Clifton, Texas Higher Education Finance Revenue
(Valor Education) Series A 144A 6.25% 6/15/53 #	3,500,000	3,467,275
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,001,600
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	1,000,000	827,840
144A 5.00% 12/1/55 #	3,440,000	2,787,742
(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	2,831,490
(Skyview Academy Project) 144A 5.375% 7/1/44 #	500,000	489,920
Florida Development Finance Educational Facilities Revenue
(Renaissance Charter School Projects)
Series A 6.00% 6/15/35 #	2,000,000	2,009,480
Series A 6.125% 6/15/44 #	5,300,000	5,303,233
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	3,760,856
144A 5.25% 10/1/56 #	1,900,000	1,755,068
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,145,000	949,869
Series A 5.00% 6/15/56	1,630,000	1,607,196
(Renaissance Charter School Projects) Series C 144A 5.00% 9/15/50 #	2,000,000	1,632,320
4    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University) Series A 144A 6.875% 7/1/43 #	2,000,000	$ 2,000,720
Idaho Housing & Finance Association Revenue
(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	860,000	772,142
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	605,000	612,333
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	431,837
Series A 6.75% 7/1/48	529,150	532,198
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	985,840
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,965,000	2,824,755
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	675,459
6.125% 2/1/45	1,800,000	1,800,558
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	1,803,274
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,411,845
Indiana Finance Authority Revenue
(Tippecanoe, LLC - Student Housing Project) Series A 5.375% 6/1/64	6,010,000	5,995,155
Industrial Development Authority of the County of Pima
Pima County, Arizona Industrial Development Authority Revenue Series A 7.00% 12/15/43	1,500,000	1,502,265
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,156,050
NQ- VQ [1123] 0124 (3318286)    5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Geo Academies Ebr - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	$ 1,030,906
144A 6.25% 6/1/62 #	1,420,000	1,423,337
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	933,510
Series A 144A 6.375% 6/1/62 #	1,330,000	1,227,883
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,502,460
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,559,780
Series A 144A 6.375% 6/1/52 #	1,000,000	943,190
Series A 144A 6.50% 6/1/62 #	2,000,000	1,884,880
Macomb County, Michigan State Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,578,736
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,682,537
Series A 144A 6.00% 6/15/52 #	1,530,000	1,534,284
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	4,925,000	4,706,970
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	14,470,000	16,571,912
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	18,030,000	20,743,695
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	997,930
Series A 144A 6.00% 9/15/45 #	1,000,000	990,300
Michigan Finance Authority
Michigan Finance Authority Limited Obligation Revenue
5.00% 9/1/40	1,115,000	1,000,300
Series A 5.90% 12/1/30	1,690,000	1,642,933
6    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Finance Authority Limited Obligation Revenue
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	$ 1,721,340
(Public School Academy Old Redford) Series A 6.50% 12/1/40	3,900,000	3,700,515
Michigan Public Educational Facilities Authority
Michigan Public Educational Facilities Authority Revenue Series A 5.875% 12/1/30	1,720,000	1,669,707
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,565,301
Series A 144A 5.00% 12/15/38 #	1,000,000	950,270
Series A 144A 5.00% 12/15/48 #	500,000	440,915
Series A 144A 5.125% 12/15/45 #	5,030,000	4,593,094
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 10/1/50	1,965,000	2,290,640
Philadelphia Authority for Industrial Development Revenue
(Mast Community Charter School II Project) 5.00% 8/1/50	375,000	352,999
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,247,380
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,618,480
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	1,822,720
Phoenix, Arizona Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project) Series A 5.00% 7/1/42	1,000,000	985,680
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 4.00% 6/15/57 #	500,000	355,175
144A 4.00% 6/15/57 #	4,000,000	2,840,600
NQ- VQ [1123] 0124 (3318286)    7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	$ 474,095
144A 5.75% 5/1/50 #	2,530,000	2,382,804
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	7,000,000	6,061,020
144A 5.00% 7/1/55 #	7,370,000	6,253,740
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	727,443
Series A 5.00% 8/15/46	1,000,000	896,170
Public Finance Authority
Public Finance Authority Education Revenue
144A 5.25% 12/1/39 #	5,000,000	4,204,100
Series A 5.125% 2/1/46 #	3,000,000	2,623,800
Series A 144A 5.50% 6/15/45 #	6,000,000	5,982,180
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,595,947
Series A 144A 4.00% 6/1/56 #	1,530,000	974,518
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,012,250
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	2,568,258
Series A 144A 7.25% 6/15/58 #	2,915,000	2,935,784
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	936,936
Series A 144A 7.00% 6/15/53 #	1,830,000	1,834,154
Series A 144A 7.125% 6/15/58 #	1,510,000	1,519,966
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,233,109
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,112,896
University of Texas System Board of Regents
Series B 5.00% 8/15/49	24,915,000	28,612,884
8    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Virginia
Series A 2.18% 11/1/51	10,000,000	$ 6,051,100
University of Virginia Revenue
(Green Bond) Series 2 3.57% 4/1/45	10,000,000	8,941,300
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,183,400
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	2,826,686
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	933,360
Series A 144A 5.00% 6/15/50 #	2,200,000	1,904,452
Washington State Housing Finance Commission Revenue
(Seattle Academy Of Arts And Sciences Project) 144A 6.375% 7/1/63 #	3,000,000	3,212,010
Wisconsin Public Finance Authority Revenue
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	303,477
Series A 144A 6.625% 7/1/53 #	600,000	607,602
Series A 144A 6.75% 7/1/58 #	550,000	559,394
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,528	38,914
Subordinate Series B 144A 7.75% 12/1/48 #, •	2,500,000	25,000
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,474,325
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	1,000,000	913,790
Series A 6.125% 6/15/57	1,000,000	914,910
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	395,000	373,717
Series A 144A 5.00% 6/15/39 #	500,000	472,110
Series A 144A 5.00% 6/15/49 #	1,100,000	972,840
NQ- VQ [1123] 0124 (3318286)    9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers Economic Development
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project) Series A 5.00% 10/15/49	1,000,000	$ 872,930
Yonkers, New York Economic Development Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project) Series A 5.00% 10/15/54	465,000	398,231
		463,699,026
Electric Revenue Bonds — 1.38%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	3,993,556
Burke County Development Authority Pollution Control Revenue
(Oglethorpe Power Corporation Vogtle Project) Series A 1.50% 1/1/40 •	700,000	668,850
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series C 5.25% 1/1/54 •	3,000,000	3,093,240
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/38	135,000	141,326
Series A 5.00% 10/1/44	6,000,000	6,117,180
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	2,175,287
Series A 5.05% 7/1/42 ‡	4,590,000	1,158,975
Series A 6.75% 7/1/36 ‡	1,500,000	378,750
Series AAA 5.25% 7/1/25 ‡	925,000	233,563
Series AAA 5.25% 7/1/26 ‡	1,030,000	260,075
Series AAA 5.25% 7/1/27 ‡	5,330,000	1,345,825
Series AAA 5.25% 7/1/28 ‡	1,205,000	304,263
Series CCC 5.25% 7/1/27 ‡	5,525,000	1,395,062
Series TT 5.00% 7/1/23 ‡	2,785,000	696,250
Series TT 5.00% 7/1/37 ‡	5,230,000	1,320,575
Series WW 5.00% 7/1/28 ‡	6,040,000	1,525,100
Series WW 5.25% 7/1/25 ‡	1,530,000	386,325
Series WW 5.25% 7/1/33 ‡	1,260,000	318,150
Series WW 5.50% 7/1/38 ‡	9,035,000	2,281,337
10    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 4.75% 7/1/26 ‡	920,000	$ 232,300
Series XX 5.25% 7/1/40 ‡	19,300,000	4,873,250
Series XX 5.75% 7/1/36 ‡	7,470,000	1,886,175
Series ZZ 4.75% 7/1/27 ‡	760,000	191,900
Series ZZ 5.25% 7/1/24 ‡	1,275,000	321,938
Series ZZ 5.25% 7/1/26 ‡	7,005,000	1,768,762
		37,068,014
Healthcare Revenue Bonds — 14.40%
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D 7.25% 1/1/52	7,410,000	4,626,285
(Senior Living, LLC Project Second Tier)
Series B 5.00% 1/1/47	2,375,000	1,381,965
Series B 5.25% 1/1/37	420,000	300,321
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	2,595,000	1,529,779
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
144A 7.75% 1/1/54 #	2,100,000	1,046,388
Series D 144A 7.25% 1/1/54 #	2,500,000	1,209,850
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	975,000	502,505
Series B 5.125% 1/1/54	1,130,000	561,678
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	460,520
Series C 144A 5.50% 1/1/54 #	4,000,000	1,944,520
Bexar County Health Facilities Development Revenue
(Army Retirement Residence Foundation Project) 5.00% 7/15/41	5,395,000	4,659,823
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,754,189
5.75% 6/1/35	1,500,000	1,391,565
5.75% 6/1/45	2,500,000	2,080,475
6.00% 6/1/50	3,130,000	2,636,837
NQ- VQ [1123] 0124 (3318286)    11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University) Series V-2 5.00% 4/1/51	7,455,000	$ 8,684,926
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	15,170,000	11,278,895
Series A 3.00% 8/15/51 (AGM)	1,025,000	792,745
(Kaiser Permanente) Series A-2 5.00% 11/1/47	9,870,000	11,194,949
California Municipal Finance Authority Revenue
(Community Health System Project) Series A 3.00% 2/1/46 (AGM)	10,000,000	7,505,100
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
5.25% 1/1/45	1,295,000	994,184
Series A 144A 6.625% 1/1/32 #	500,000	485,410
Series A 144A 6.875% 1/1/42 #	1,500,000	1,402,620
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	478,820
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AGM)	2,000,000	2,174,420
Capital Trust Agency Senior Living Facilities Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	1,411,600
Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,560,000	5,292,562
City of Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/47	1,500,000	1,183,785
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	887,010
Series A 5.375% 11/15/55	1,000,000	888,330
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	280,750
12    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	7,000,000	$ 5,011,720
(American Baptist) 8.00% 8/1/43	2,500,000	2,475,175
(Capella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	770,093
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	500,435
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	604,553
Series A 144A 5.75% 12/1/35 #	1,150,000	845,940
Series A 144A 6.125% 12/1/45 #	1,200,000	808,092
Series A 144A 6.25% 12/1/50 #	560,000	371,526
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Incorporated Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	805,830
Series A 144A 5.00% 9/1/53 #	1,600,000	1,237,584
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,019,240
5.50% 2/15/52	4,930,000	4,989,160
Decatur, Texas Hospital Authority Revenue
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	475,229
Series C 4.00% 9/1/34	987,000	925,421
Series C 4.00% 9/1/44	2,036,000	1,697,128
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Healthcare Corporation Obligated Group) Series A 4.00% 8/15/50	8,065,000	6,874,606
Gainesville & Hall County Hospital Authority Revenue
(Northeast Georgia Health System Project) 3.00% 2/15/47	3,775,000	2,808,449
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	751,336
5.25% 11/15/51	1,350,000	929,880
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	3,900,000
NQ- VQ [1123] 0124 (3318286)    13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Health and Educational Facilities Authority of the State of Missouri Health Facilities Revenue
(Mercy Health) 4.00% 6/1/53	4,810,000	$ 4,388,596
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/47	2,170,000	2,191,071
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	7,430,000	5,239,190
Series A 4.00% 3/1/51	2,000,000	1,782,820
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	394,399
Illinois Finance Authority Revenue
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,042,000
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	721,530
5.25% 5/15/54	5,910,000	4,286,996
5.50% 5/15/54	3,375,000	2,548,024
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	1,762,675
Series A 144A 5.60% 1/1/56 #	2,630,000	1,780,116
Iowa Finance Authority Revenue
(Childserve Project) Series B 5.00% 6/1/36	2,425,000	2,194,116
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,327,112
5.25% 8/1/55	2,500,000	1,836,700
Jefferson County, Washington Public Hospital District No. 2
Series A 6.875% 12/1/53	8,880,000	8,921,825
Kalispell, Montana
Series A 5.25% 5/15/32	435,000	408,395
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/52	5,420,000	4,158,658
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,189,087
14    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.75% 11/15/45	3,000,000	$ 2,509,200
5.75% 11/15/50	1,600,000	1,304,592
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	9,000,000	6,635,880
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,153,850
Series A 5.75% 8/15/55	1,500,000	1,272,195
Lancaster County, Pennsylvania Hospital Authority Revenue
5.00% 11/1/51	4,670,000	4,789,692
Lenexa
Lenexa City, Kansas health Care Facility Revenue
Series A 4.00% 5/15/34	1,000,000	868,950
Series A 5.00% 5/15/39	1,500,000	1,382,910
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,362,500
Series A 5.00% 1/1/55	2,635,000	1,703,554
Maricopa County, Arizona Industrial Development Authority Revenue
(Christian Care Surprise Project) Series 2016 144A 6.00% 1/1/48 #	5,645,000	3,922,485
Michigan Finance Authority Hospital Revenue
(Trinity Health Credit Group) Series A 3.00% 12/1/49	12,000,000	8,777,520
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,560,000	2,107,674
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,372,556
5.375% 1/1/50	6,250,000	5,221,937
Series A 5.375% 1/1/51	2,000,000	1,662,140
NQ- VQ [1123] 0124 (3318286)    15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,935,000	$ 6,327,946
Muskingum County
Muskingum County Ohio Hospital Facilities Revenue 5.00% 2/15/48	2,000,000	1,805,320
Nassau County Industrial Development Agency Revenue
(Amsterdam at Harborside Project) Series B 5.00% 1/1/58 •	10,884,206	2,607,312
National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,342,002
Series A 144A 5.625% 7/1/46 #	1,000,000	879,940
Series A 144A 5.75% 7/1/54 #	2,000,000	1,742,500
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	5,560,980
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	90,866
Series A-2 7.50% 11/15/36	745,000	604,948
Series B 2.00% 11/15/61 ~, •	3,119,242	1,151,749
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	452,100
Series A1 5.00% 7/1/51	1,575,000	1,078,875
Series B 4.00% 7/1/31	635,000	285,750
Series B 4.75% 7/1/51	1,915,000	861,750
Series C 5.00% 7/1/31 ‡	250,000	87,500
Series C 5.25% 7/1/36 ‡	350,000	122,500
Series C 5.75% 7/1/51 ‡	2,250,000	787,500
Series D 6.00% 7/1/26 ‡	90,000	27,000
Series D 7.00% 7/1/51 ‡	1,350,000	405,000
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	3,740,600
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	12,635,000	8,786,379
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	885,230
16    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(The Outlook at Windhaven Project)
Series A 6.875% 10/1/57	6,500,000	$ 5,786,105
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #, ‡	3,125,000	2,032,031
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,815,360
New York State Dormitory Authority Revenue
(Garnet Health Medical Center) 144A 5.00% 12/1/40 #	800,000	767,720
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) Series A 3.125% 11/1/49	5,000,000	3,698,450
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,492,017
Oklahoma Development Finance Authority Revenue
(OU Medicine Project) Series B 5.50% 8/15/57	3,000,000	2,880,720
Orange County, New York Funding Assisted Living Residence Revenue
6.50% 1/1/46	8,400,000	6,551,916
Palomar Health Revenue
4.00% 11/1/39	4,375,000	3,927,044
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	673
Pennsylvania Economic Development Financing Authority Revenue
(Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #, ‡	10,495,000	4,001,219
Pennsylvania Higher Educational Facilities Authority Revenue
4.00% 8/15/49	4,770,000	4,466,294
Prince George's County, Maryland
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,755,960
NQ- VQ [1123] 0124 (3318286)    17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	$ 2,414,800
Salem Hospital Facility Authority
Salem, Oregon Hospital Facility Authority Revenue 5.00% 5/15/53	1,895,000	1,634,475
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	1,606,000
Series A 5.50% 11/15/49	8,000,000	6,042,880
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,830,000	2,643,849
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems)
5.00% 12/1/43	805,000	657,347
5.50% 12/1/43	1,250,000	1,111,837
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	537,900
Series A 5.125% 8/15/45	1,800,000	1,483,974
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	8,650,000	6,970,343
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	3,266,607
Series A 6.75% 11/15/52	5,800,000	5,817,284
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,228,747
Series A 144A 6.125% 10/1/52 #	2,570,000	1,421,261
Terre Haute
Terre Haute Revenue 6.00% 8/1/39	4,000,000	2,390,720
Topeka City, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,469,010
18    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Topeka City, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.50% 12/1/52	2,000,000	$ 1,951,600
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	19,355,000	21,255,274
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,250,000	3,261,110
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	315,000	315,287
Series A 6.00% 7/1/34	1,000,000	1,003,580
Series A 6.125% 7/1/39	750,000	751,777
Series A 6.25% 7/1/44	2,500,000	2,505,850
Wisconsin Health & Educational Facilities Authority Revenue
(Children's Hospital of Wisconsin) 3.00% 8/15/52	3,000,000	2,074,260
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	723,810
Series B 5.00% 7/1/53	945,000	660,583
Series C 7.00% 7/1/43	1,000,000	711,510
Series C 7.50% 7/1/53	1,000,000	717,170
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	534,156
Series A 5.00% 11/1/46	1,000,000	779,920
Series A 5.00% 11/1/54	3,500,000	2,601,585
Wisconsin Public Finance Authority Revenue
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,248,995
Series A 5.75% 12/1/48	2,576,272	2,143,664
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	877,229
Series A 144A 5.125% 6/1/48 #	1,375,000	1,177,715
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,075,063
NQ- VQ [1123] 0124 (3318286)    19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	1,600,000	$ 1,172,624
		386,094,200
Housing Revenue Bonds — 3.01%
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	1,958,680
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	7,000,000	7,298,270
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,006,290
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	700,000	509,866
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	5,800,000	3,783,862
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	2,500,000	2,648,200
Series B 5.20% 12/1/48	1,615,000	1,707,120
Series B 5.25% 6/1/51	2,000,000	2,111,480
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series C 4.80% 7/1/53	6,000,000	6,068,820
Illinois Housing Development Authority Revenue
(Social Bonds) Series K 5.35% 4/1/47	7,400,000	7,708,950
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	753,592
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series 1 5.00% 7/1/43	1,500,000	1,546,215
Series 1 5.125% 7/1/48	1,850,000	1,886,815
Series 1 5.20% 7/1/53	5,000,000	5,123,800
Nebraska Investment Finance Authority Single Family Housing Revenue
(Social Bonds) Series G 5.40% 9/1/53	5,000,000	5,152,250
20    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New York City, New York Housing Development Revenue
(Sustainable Development Bonds) 4.80% 2/1/53	5,000,000	$ 5,109,650
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series A 5.00% 10/1/50	10,340,000	10,587,023
(Social Bonds)
5.45% 4/1/51	5,000,000	5,210,550
Series 141A 4.60% 10/1/43	1,645,000	1,668,984
Rhode Island Housing & Mortgage Finance Revenue
Series A 4.65% 10/1/53	3,000,000	2,996,820
South Carolina State Housing Finance & Development Authority Revenue
Series B 4.90% 7/1/53	1,500,000	1,531,200
Virginia Housing Development Authority
Series A 5.30% 11/1/53	3,500,000	3,627,750
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	724,713
		80,720,900
Industrial Development Revenue/Pollution ControlRevenue Bonds — 24.25%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42	2,000,000	2,000,080
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	392,400
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	1,279,800
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
144A 12.00% 7/1/48 #	10,000,000	10,395,500
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	10,299,400
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	18,750,000	18,782,437
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	13,775,000	10,018,282
Series A-2 4.00% 6/1/48	150,000	131,445
NQ- VQ [1123] 0124 (3318286)    21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series B-2 5.00% 6/1/55	67,365,000	$ 59,519,672
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,026,241
California County Tobacco Securitization Agency Revenue
Series D 8.238% 6/1/55 ^	6,250,000	430,313
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 8.613% 6/1/55 ^	100,000,000	9,361,000
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) 144A 8.00% 1/1/50 (AMT) #, •	13,500,000	13,672,800
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	80,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	262,500
Chicago, Illinois O'Hare International Airport Special Facilities Revenue
(Trips Obligated Group) 5.00% 7/1/48	150,000	150,180
Children's Trust Fund, Puerto Rico
(Asset-Backed)
Series A 0.072% 5/15/57 ^	225,000,000	16,627,500
Series B 9.403% 5/15/57 ^	3,420,000	191,588
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	11,821,700
Series D 7.392% 6/15/55 ^	262,500,000	23,052,750
Erie, New York Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 9.212% 6/1/60 #, ^	196,565,000	11,506,915
22    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Erie, New York Tobacco Asset Securitization
(Asset-Backed)
Series D 7.815% 6/1/55 ^	4,000,000	$ 279,560
Finance Authority of Maine Solid Waste Disposal Revenue
(Casella Waste System Project) Series R-2 144A 4.375% 8/1/35 (AMT) #, •	1,000,000	986,360
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.50% 7/1/57 (AMT) #, •	11,900,000	11,823,245
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	21,540,000	21,633,914
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, •	4,000,000	3,996,840
Series A 144A 6.50% 1/1/49 (AMT) #, •	8,905,000	8,618,348
George L Smith II Georgia World Congress Center Authority Revenue
Series A 4.00% 1/1/54	13,060,000	10,882,637
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	10,000,000	8,327,400
Golden State, California Tobacco Securitization Settlement Revenue
Series B-2 1.355% 6/1/66 ^	355,550,000	37,101,642
Houston City, Texas Airport System Revenue
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,147,436
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	2,944,800
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,000,520
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #	6,835,000	4,997,069
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 8.455% 6/1/57 #, ^	383,610,000	26,419,221
Series F 144A 5.666% 6/1/57 #, ^	406,910,000	22,888,687
NQ- VQ [1123] 0124 (3318286)    23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	10,625,000	$ 10,485,387
Louisiana Public Facilities Authority
Louisiana Public Facilities Authority Solid Waste Disposal Facility Revenue Series B 10.50% 7/1/39 ‡	12,201,587	122
Louisiana Public Facilities Authority Revenue
(Louisiana Pellets Project)
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series LA 144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Lower Alabama Gas District Revenue
(Gas Project Revenue Bonds) Series A 5.00% 9/1/46	10,910,000	11,340,945
Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	5,500,000	5,128,420
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	10,950,000	7,099,871
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	8,020,000	6,741,452
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project) 144A 6.25% 1/1/59 #	7,000,000	6,707,750
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	955,500
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 7.939% 6/1/61 #, ^	487,500,000	22,615,125
Nassau County Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	10,000,000	9,076,200
24    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Nevada State Department of Business & Industry Revenue
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds) 144A 6.25% 12/15/37 #	2,500,000	$ 1,000,000
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29	4,000,000	4,002,160
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,277,722
New Jersey Tobacco Settlement Financing
Series B 5.00% 6/1/46	4,605,000	4,617,802
New York City Industrial Development Agency Revenue
(Yankee Stadium Project) Series A 3.00% 3/1/49	1,000,000	714,330
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project) Series A 2.00% 1/1/38 (AGM)	500,000	352,690
New York Counties Tobacco Trust
New York Counties Tobacco Trust VI Series C 5.00% 6/1/51	1,000,000	912,410
New York Counties Tobacco Trust Revenue
(Pass Through Program) Series F 0.15% 6/1/60 ^	55,000,000	3,441,900
New York Counties Tobacco Trust V Revenue
Series 4B 144A 0.269% 6/1/60 #, ^	322,800,000	13,502,724
New York Transportation Development Special Facilities Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,004,640
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/38 (AMT)	2,455,000	2,560,811
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,504,050
NQ- VQ [1123] 0124 (3318286)    25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	$ 1,124,340
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,000,040
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	11,000,000	13,248,840
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	9,821,187
5.25% 12/1/27	2,235,000	2,334,234
5.25% 12/1/28	1,050,000	1,104,422
5.50% 12/1/29	765,000	819,590
San Diego, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	460,000	453,804
Sanger Industrial Development Revenue
(Texas Pellets Project) Series B 8.00% 7/1/38 (AMT) ‡	17,870,000	4,199,450
Shoals, Indiana Exempt Facilities Revenue
(National Gypsum Project) 7.25% 11/1/43 (AMT)	1,860,000	1,862,418
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,083,330
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,765,861
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	2,966,783
The City Of Hoover (Alabama) Environmental Improvement Revenue Bonds
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,221,607
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien) Series C 1.574% 6/1/46 ^	3,515,000	636,812
(Capital Appreciation-3rd Subordinate Lien) Series D 3.916% 6/1/46 ^	8,770,000	1,321,464
26    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tobacco Securitization Authority of Southern California Revenue
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 5.00% 6/1/48	810,000	$ 822,555
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,000,340
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	9,440,000	8,591,816
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	3,305,000	3,309,032
Vermont Economic Development Authority
Vermont Economic Development Authority Solid Waste Disposal Revenue 144A 4.625% 4/1/36 #, •	1,000,000	981,680
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation)
Series A-1 6.706% 6/1/46	10,865,000	9,307,394
Series B-1 5.00% 6/1/47	2,000,000	1,844,220
Series C 2.949% 6/1/47 ^	95,170,000	24,728,021
Series D 2.20% 6/1/47 ^	179,085,000	45,482,217
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	480
Wisconsin Public Finance Authority Revenue
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	13,255,000	12,927,204
		650,051,489
Lease Revenue Bonds — 2.97%
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project) 5.00% 6/1/51	1,000,000	954,040
NQ- VQ [1123] 0124 (3318286)    27

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,400,000	$ 1,400,966
5.875% 11/1/43	3,765,000	3,765,753
Idaho Falls City, Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	4,676,350
Los Angeles County, California Public Works Financing Authority Revenue
Series A 3.00% 12/1/50	11,000,000	8,290,920
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 5.00% 6/15/50	4,135,000	4,189,003
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	792,229
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
5.92% 12/15/56 ^	6,110,000	1,184,790
Series A 4.00% 6/15/52	8,305,000	7,466,610
Series B 5.03% 12/15/54 ^	3,710,000	799,357
New Jersey Transportation Trust Fund Authority Revenue
5.50% 6/15/50	4,250,000	4,616,223
Series AA 4.00% 6/15/50	2,945,000	2,735,463
(Transportation Program) Series AA 5.00% 6/15/25	1,000,000	1,025,890
(Transportation System)
Series A 4.991% 12/15/39 ^	5,290,000	2,593,528
Series BB 4.00% 6/15/46	1,000,000	940,380
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	4,122,923
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	14,500,000	14,132,135
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	7,250,000	7,295,457
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	953,000
5.375% 2/1/41	1,300,000	1,182,337
28    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St Louis Municipal Finance
St Louis Municipal Finance Series A 6.44% 7/15/37 ^	4,000,000	$ 2,191,480
St. Louis Municipal Finance Revenue
(Convention Center Capital Improvement Project) Series A 6.43% 7/15/36 ^	2,250,000	1,312,290
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	2,969,010
		79,590,134
Local General Obligation Bonds — 2.70%
Chicago City, Illinois
Series C 5.00% 1/1/26	500,000	511,090
Chicago City, Illinois Board of Education
(Dedicated Revenues) Series B 4.00% 12/1/40	4,500,000	3,939,930
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,290,739
Series 2007E 5.50% 1/1/42	1,900,000	1,907,068
Series A 5.50% 1/1/39	2,660,000	2,835,374
Series A 5.50% 1/1/40	2,160,000	2,293,639
Series A 5.50% 1/1/49	770,000	787,987
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,648,550
Series B 4.00% 12/1/41	2,000,000	1,738,840
Series G 5.00% 12/1/44	2,545,000	2,435,412
Series H 5.00% 12/1/46	4,225,000	3,994,864
(Dedicated Revenues)
Series A 5.00% 12/1/42	7,690,000	7,357,562
Series A 6.00% 12/1/49	9,500,000	10,040,835
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Lodi Unified School District
Series 2020 3.00% 8/1/43	2,750,000	2,205,060
MIDA Golf and Equestrian Center Public Infrastructure District
144A 4.50% 6/1/51 #	7,500,000	5,265,075
144A 4.625% 6/1/57 #	7,000,000	4,853,590
NQ- VQ [1123] 0124 (3318286)    29

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
San Diego, California Unified School District
(Dedicated Unlimited Ad Valorem Property Tax Bonds) Series 3 4.00% 7/1/53	2,000,000	$ 1,964,800
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	753,950
Village of Riverdale, Illinois
8.00% 10/1/36	6,925,000	6,939,681
		72,400,546
Pre-Refunded/Escrowed to Maturity Bonds — 1.50%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,800,000	3,173,072
California School Finance Authority Revenue
(Aspire Public School) 144A 5.00% 8/1/41-25 #, §	125,000	129,103
Central Texas Regional Mobility Authority Senior Lien Revenue
Series A 5.00% 1/1/45-25 §	4,000,000	4,121,000
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	6,265,000	6,457,586
Henderson, Nevada Public Improvement Trust
(Touro College & University System) Series A 5.50% 1/1/39-24 §	560,000	566,955
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) Series A 5.50% 10/1/49-24 §	2,400,000	2,439,144
Nampa, Idaho Development Revenue
(Library Square Project) 144A 5.00% 9/1/31-24 #, §	2,940,000	3,040,636
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30-25 §	5,000,000	5,171,600
North Texas Tollway Authority
North Texas Tollway Authority Revenue Special Project System Revenue Series C 7.00% 9/1/43-31 §	5,000,000	6,220,350
30    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Osceola County, Florida Expressway System Senior Lien
(Poinciana Parkway Project) Series A 5.375% 10/1/47-24 §	2,000,000	$ 2,033,060
Washington State Housing Finance Commission Revenue
(Heron's Key)
Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	1,048,010
Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,799,036
Wisconsin Public Finance Authority Revenue
(Rose Villa Project) Series A 144A 5.75% 11/15/44-24 #, §	2,000,000	2,037,500
		40,237,052
Resource Recovery Revenue Bonds — 0.34%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	3,000,000	2,890,380
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Last Step Recycling Project) Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	1,106,175
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,990,000	5,109,685
		9,106,240
Special Tax Revenue Bonds — 15.49%
Branson, Missouri Industrial Development Authority Tax Increment Revenue
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	430,000	397,238
Celebration Pointe, Florida Community Development District No. 1
5.125% 5/1/45	2,460,000	2,371,588
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,006,610
144A 5.40% 3/1/45 #	2,000,000	2,003,380
City of Newport Beach, California
Series A 4.00% 9/2/33	200,000	204,384
NQ- VQ [1123] 0124 (3318286)    31

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
City of Newport Beach, California
Series A 4.125% 9/2/38	575,000	$ 568,152
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	12,095,000	2,222,335
Commonwealth of Puerto Rico Revenue
3.799% 11/1/51 •	13,447,774	5,412,729
(Restructured) 3.373% 11/1/43 •	80,157,954	41,782,334
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	6,655,000	6,659,991
County of Monongalia, West Virginia
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	1,000,000	1,017,600
Series A 144A 5.75% 6/1/43 #	1,500,000	1,562,430
Series A 144A 6.00% 6/1/53 #	1,500,000	1,581,750
East Dundee, Illinois Limited Obligation Tax Increment Revenue
(Route 25 South Redevelopment Project) 5.625% 12/1/31	1,505,000	1,427,131
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	3,750,000	3,545,100
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	85,200,715	74,976,629
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,742,060
Grandview Industrial Development Authority Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	380,000
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,273,625
Henderson, Nevada Local Improvement Districts
(Black Mountain Ranch)
3.00% 9/1/36	300,000	229,527
3.50% 9/1/45	720,000	519,991
4.00% 9/1/51	500,000	386,810
32    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,355,000	$ 1,207,332
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
Series E 6.00% 3/1/53	3,000,000	3,102,750
Series E 6.125% 3/1/57	3,250,000	3,373,727
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	2,910,000	2,896,934
(Road Projects) Series A 144A 7.00% 9/15/44 #	1,745,000	1,737,095
Kansas City
Kansas City Tax Increment Financing Commission Tax Increment Revenue Series A 8.00% 4/1/33 ‡	3,950,000	750,500
Lakeside 370 Levee District - Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	853,802	768,422
Las Vegas, Nevada
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	750,000	751,508
144A 5.75% 6/1/42 #	1,100,000	1,099,923
144A 5.75% 6/1/47 #	1,575,000	1,547,122
144A 6.00% 6/1/52 #	1,800,000	1,805,904
Las Vegas, Nevada Special Improvement District No 817 Local Improvement
(Summerlin Village 29)
5.50% 6/1/38	375,000	381,653
5.75% 6/1/43	500,000	509,140
6.00% 6/1/53	1,000,000	1,019,540
Lees Summit Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	2,185,000	1,267,300
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	972,650
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,053
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡	859,000	300,650
NQ- VQ [1123] 0124 (3318286)    33

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	8,945,000	$ 8,809,752
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	483,835
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	956,880
Series A 5.50% 8/1/35	1,300,000	1,213,875
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2020 Subordinate Series A-3 3.00% 5/1/45	5,000,000	3,933,550
Series B-1 3.00% 8/1/48	6,605,000	5,024,291
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	3,725,600
Series A-1 3.00% 3/15/50	3,640,000	2,692,435
Series A-1 4.00% 3/15/55	2,000,000	1,931,180
Series A-1 4.00% 3/15/56	2,380,000	2,292,797
New York State Urban Development
Series E 3.00% 3/15/50	2,500,000	1,856,000
(General Purpose) Series A 3.00% 3/15/50	3,310,000	2,457,344
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	1,755,000	1,757,562
Orange County, California Community Facilities District No. 2023-1
(Rienda Phase 2B)
Series A 5.50% 8/15/48	1,500,000	1,533,870
Series A 5.50% 8/15/53	1,200,000	1,226,268
Prairie Center Metropolitan District No. 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	1,950,540
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	47,908,000	45,338,694
Series A-1 4.764% 7/1/51 ^	143,746,000	31,273,380
Series A-1 5.00% 7/1/58	18,685,000	18,163,128
Series A-1 5.253% 7/1/46 ^	104,102,000	30,719,459
Series A-2 4.536% 7/1/53	1,022,000	933,985
Series A-2 4.784% 7/1/58	18,694,000	17,610,870
34    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series B-1 4.75% 7/1/53	5,619,000	$ 5,310,292
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	540,000	530,944
San Buenaventura Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	840,000	843,058
8.00% 8/1/38	1,500,000	1,505,550
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	966,430
Series A 144A 5.25% 9/1/45 #	3,540,000	3,168,194
Stone Canyon Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	112,500
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior lien
(MTA Bridges And Tunnels) Series 3 3.00% 5/15/51	6,000,000	4,399,140
Verve, Colorado Metropolitan District No. 1
6.50% 12/1/43	4,365,000	4,043,736
6.75% 12/1/52	4,000,000	3,713,680
Village Community Development District No. 15, Florida
144A 5.00% 5/1/43 #	1,000,000	994,660
144A 5.25% 5/1/54 #	3,500,000	3,489,255
Whiting Redevelopment District Revenue
4.00% 1/15/32	2,600,000	2,448,082
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	4,647,847
(Mclemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	9,585,550
Series B 144A 6.50% 6/1/56 #	1,000,000	804,300
NQ- VQ [1123] 0124 (3318286)    35

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	3,000,000	$ 2,825,520
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	4,224,283
		415,263,913
State General Obligation Bonds — 5.20%
California State
(Forward Delivery) 4.00% 9/1/29	3,950,000	4,203,432
Commonwealth of Massachusetts
Series C 2.75% 3/1/50	5,000,000	3,524,050
Series D 4.00% 11/1/35	5,000,000	5,259,400
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	10,759,631	9,639,231
Series A-1 4.00% 7/1/41	35,742,237	30,950,275
Series A-1 4.00% 7/1/46	62,264,861	51,894,648
Illinois State
5.00% 1/1/28	1,190,000	1,215,121
5.50% 5/1/39	6,000,000	6,559,260
Series A 5.125% 12/1/29	1,310,000	1,384,264
Series A 5.50% 3/1/47	9,700,000	10,398,109
Series B 3.00% 12/1/41	2,605,000	2,092,466
Series C 4.00% 10/1/41	400,000	380,984
Series C 4.00% 10/1/42	2,900,000	2,735,686
Series C 5.00% 11/1/29	4,600,000	4,835,106
(Rebuild Illinois Program) Series B 4.00% 11/1/35	2,000,000	2,008,280
New Jersey State
Series A 4.00% 6/1/32	2,080,000	2,223,832
		139,304,144
Transportation Revenue Bonds — 7.28%
Allegheny County Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.50% 1/1/48	5,000,000	5,411,850
Series A 5.50% 1/1/53	6,770,000	7,286,145
36    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	10,150,000	$ 8,928,853
Series A 5.00% 12/31/43 (AMT)	1,500,000	1,514,265
Central Texas Regional Mobility Authority Senior Lien Revenue
0.000% 1/1/36 ^	2,500,000	1,539,100
0.000% 1/1/40 ^	2,000,000	944,080
Colorado High Performance Transportation Enterprise Revenue
(U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,254,193
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,536,900
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series C 144A 8.00% 7/1/57 #, •	12,500,000	12,629,500
Foothill-Eastern, California Transportation Corridor Agency Revenue
Series B-1 3.95% 1/15/53 (AGM)	2,800,000	2,569,084
Series B-2 3.50% 1/15/53	1,600,000	1,339,824
Series B-2 3.50% 1/15/53 (AGM)	2,000,000	1,733,180
(Senior Lien) Series A 4.00% 1/15/46	3,560,000	3,420,982
Grand Parkway Transportation Revenue
(First Tier) 3.00% 10/1/50	3,500,000	2,526,475
Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport) Series F 3.00% 5/15/49 (AMT)	3,030,000	2,196,780
Metropolitan Nashville Airport Authority Revenue
Series B 5.50% 7/1/52 (AMT)	1,500,000	1,599,555
Metropolitan Transportation Authority, New York
Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,170,500
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series B 6.50% 10/1/44 ~	1,000,000	1,095,510
NQ- VQ [1123] 0124 (3318286)    37

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Series B 4.00% 11/15/50	5,000,000	$ 4,519,450
New York State Thruway Authority Revenue
Series B 3.00% 1/1/53 (BAM)	3,410,000	2,371,689
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	16,840,000	15,201,468
5.00% 10/1/40 (AMT)	3,400,000	3,386,162
(John F. Kennedy International Airport New Terminal One Project)
5.125% 6/30/60 (AGM) (AMT)	5,500,000	5,539,227
5.375% 6/30/60 (AMT)	10,000,000	10,008,819
6.00% 6/30/54	5,000,000	5,314,824
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/41 (AMT)	4,920,000	5,074,144
North Carolina Turnpike Authority
North Carolina Turnpike Authority Triangle Expressway System Revenue
4.00% 1/1/55	1,000,000	932,850
Series C 0.000% 7/1/41 ^	4,160,000	1,725,277
Pennsylvania Turnpike Commission Revenue
Series C 3.00% 12/1/51	1,700,000	1,207,374
Subordinate Series B 3.00% 12/1/51	2,500,000	1,765,750
Phoenix Civic Improvement
Series B 3.25% 7/1/49	1,555,000	1,160,854
Phoenix, Arizona Civic Improvement
(Junior Lien) Series A 5.00% 7/1/40	30,000	30,290
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity) Series B 4.00% 8/1/47 (AMT)	2,250,000	2,090,273
Puerto Rico Highway & Transportation Authority Revenue
(Restructured) Series C 5.00% 7/1/53 ~	35,455,000	22,956,758
38    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT)	3,000,000	$ 2,675,160
San Francisco City & County, California Airports Commission Revenue
Series A 4.00% 5/1/49 (AMT)	5,000,000	4,606,850
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue) Series B 5.00% 1/1/48 (AMT)	2,000,000	2,013,720
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	9,765,000	10,330,979
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	20,780,000	20,854,185
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	3,853,517
		195,316,396
Water & Sewer Revenue Bonds — 1.16%
Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	188,975
5.00% 11/1/28	30,000	31,243
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 4.00% 9/1/58 (BAM)	3,000,000	2,950,950
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,538,850
(Sub Lien-Warrants) Series D 7.00% 10/1/51	5,000,000	5,256,200
King County, Washington Sewer Revenue
Series A 4.00% 1/1/52	5,000,000	4,817,800
New York City Municipal Water Finance Authority Revenue
Series 1 3.50% 6/15/48	5,000,000	4,205,550
Subseries AA-1 3.00% 6/15/51	5,800,000	4,265,784
NQ- VQ [1123] 0124 (3318286)    39

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City Municipal Water Finance Authority Revenue
Subseries BB-1 3.00% 6/15/44	8,750,000	$ 6,918,887
		31,174,239
Total Municipal Bonds (cost $2,848,472,823)		2,600,026,293
	Principal amount
Short-Term Investments — 1.56%
Variable Rate Demand Notes — 1.56%¤
California Statewide Communities Development Authority Revenue
(Rady Children's Hospital - San Diego) Series B 2.00% 8/15/47 (LOC - Wells Fargo Bank, N.A.)•	3,150,000	3,150,000
Los Angeles, California Department of Water & Power Revenue
Subordinate Series B-3 2.50% 7/1/34 (SPA - Barclays Bank)	18,000,000	18,000,000
Los Angeles, California Department of Water & Power Water System Revenue
Series A-2 2.75% 7/1/45 (SPA - Barclays Bank)•	20,495,000	20,495,000
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.40% 11/15/48 (LOC – Wells Fargo Bank N.A.)•	300,000	300,000
Total Short-Term Investments (cost $41,945,000)		41,945,000
Total Value of Securities—98.54% (cost $2,890,417,823)		2,641,971,293

Receivables and Other Assets Net of Liabilities—1.46%		39,152,873
Net Assets Applicable to 273,022,375 Shares Outstanding—100.00%		$2,681,124,166
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $655,669,152, which represents 24.46% of the Fund's net assets.
40    NQ- VQ [1123] 0124 (3318286)

(Unaudited)
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2023.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ- VQ [1123] 0124 (3318286)    41